INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Common stock [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Treasury shares [Member]	Total
Balance at Dec. 31, 2019		$ 213	$ 243,211	$ 130	$ (77,370)	$ (1,002)	$ 165,182
Balance, shares at Dec. 31, 2019		26,242,459
Stock-based compensation			4,447				4,447
Proceeds from exercise of stock-based compensation		$ 11	4,275				4,286
Proceeds from exercise of stock-based compensation, shares		1,109,515
Other comprehensive loss				(18)			(18)
Net loss					10,225		10,225
Balance at Dec. 31, 2020		$ 224	251,933	112	(67,145)	(1,002)	$ 184,122
Balance, shares at Dec. 31, 2020		27,351,974					27,351,974
Offering of ordinary shares	[1]	$ 52	60,908				$ 60,960
Offering of ordinary shares, shares	[1]	5,738,500
Stock-based compensation			1,989				1,989
Proceeds from exercise of stock-based compensation		$ 11	3,860				3,871
Proceeds from exercise of stock-based compensation, shares		1,335,337
Other comprehensive loss				(90)			(90)
Net loss					10,389		10,389
Balance at Jun. 30, 2021		$ 287	$ 318,690	$ 22	$ (56,756)	$ (1,002)	$ 261,241
Balance, shares at Jun. 30, 2021		34,425,811					34,425,811

[1]	Net of issuance expenses